Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 22, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Lease expiration year		2018
Rental expenses under operating leases		$ 3,715	$ 2,995	$ 937
Compensation and legal costs	$ 1,544
Partnership Interest [Member]
Operating Leased Assets [Line Items]
Equity method investments equity contribution obligation		$ 2,702